Cash and balances with the Central Bank (Details) - MXN ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Cash and balances with the Central Bank
Cash	$ 24,791	$ 25,793
Central Bank compulsory deposits	23,978	28,094
Deposits in the Central Bank	22,264	11,292
Accrued interest	20	28
Cash and balances with the Central Bank	71,053	$ 65,207
Special deposit	$ 7,700